Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Operating Leases	Future minimum lease payments under the Company’s operating leases are as follows:
For The Years Ending December 31,	Amount
2019	$334,203
2020	344,229
2021	354,561
2022	271,854
Total	1,304,847